THE ADVISORS’ INNER CIRCLE FUND II

Reaves Utilities and Energy Infrastructure Fund (the “Fund”)

Supplement dated January 7, 2020 to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated November 28, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

Mr. Brian Weeks has replaced Mr. Ronald Sorenson as a portfolio manager of the Fund. Accordingly, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the summary “Portfolio Managers” section of the Prospectus, the disclosure relating to Ronald Sorenson is hereby deleted and replaced with the following:

Brian Weeks, Vice President and Telecom Analyst, has co-managed the Fund since 2020.

2.	In the statutory “Portfolio Managers” section of the Prospectus, the paragraph relating to Ronald Sorenson is hereby deleted and replaced with the following:

Mr. Brian Weeks has served as Telecom Analyst for the Adviser since June 2012, Vice President for the Adviser since February 2015, and portfolio manager for the Adviser since January 2018. He has co-managed the Fund since 2020. Prior to joining the Adviser in 2012, Mr. Weeks was a business analyst at the Federal Communications Commission where he was a member of the U.S. National Broadband Plan Taskforce, an investment associate at Boston Ventures Management, and an equities research associate at Thomas Weisel Partners. Mr. Weeks received an undergraduate degree from Harvard College and an MBA degree from Columbia University.

3.	In the “The Portfolio Managers” section of the SAI, the row in the “Fund Shares Owned by Portfolio Managers” table relating to Ronald Sorenson is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Brian Weeks*	None

*	Valuation date is November 30, 2019.

4.	In the “The Portfolio Managers” section of the SAI, the row in the “Other Accounts” table relating to Ronald Sorenson is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Brian Weeks*	0	$0	0	$0	579	$236

*	Valuation date is November 30, 2019.

Please retain this supplement for future reference.

WHR-SK-014-0100